Property, Plant and Equipment, Net - Summary of Property Plant and Equipment (Detail) $ in Thousands, in Thousands	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 2,919,097,994		$ 2,788,204,501	$ 2,726,838,537
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		5,533,677,016		5,428,558,807
Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		(2,614,579,022)		(2,640,354,306)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment	654,854,659	654,854,659	554,424,935	554,424,935	588,700,578
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		654,854,659		554,424,935
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		57,932,689		52,063,679	51,342,724
Land [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		57,932,689		52,063,679
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		8,438,832		9,029,526	9,703,906
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		22,243,315		22,251,858
Buildings [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		(13,804,483)		(13,222,332)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		2,146,295,618		2,117,017,034	2,033,720,809
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		4,670,987,645		4,666,169,339
Plant and Equipment [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		(2,524,692,027)		(2,549,152,305)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		33,921,524		37,160,396	24,007,331
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		98,898,677		104,888,965
Fixtures and Fittings [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		(64,977,153)		(67,728,569)
Finance Leases [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		17,654,672		18,508,931	$ 19,363,189
Finance Leases [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		28,760,031		28,760,031
Finance Leases [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ (11,105,359)		$ (10,251,100)